LOANS AND ALLOWANCE FOR LOAN LOSSES (Details ) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)		Dec. 31, 2013 EUR (€)	Dec. 31, 2015 USD ($)
Loans: Concentration Of Credit Risk
Loans, net of unearned income		€ 54,996	€ 56,068	[1]		$ 62,924
Less: Allowance for loan losses		(11,775)	(8,792)	[1]		(13,473)
Net Loans		43,221	47,276	[1]		$ 49,451
Allowance for loan Losses
Balance at beginning of year		8,792	7,138		€ 6,650
Provision for loan losses		3,298	1,835		633
Write-offs		(326)	(145)		(172)
Recoveries		9	9		34
Net write-offs		(317)	(136)		(138)
Sale of impaired loans		0	(25)		0
Translation differences		2	(20)		(7)
Allowance at end of year		11,775	8,792		7,138
Total Exposure To Hellenic Republic
Total Loans to Hellenic Republic		4,651	4,785
Total Loans to public sector entities		597	659
Total Corporate and Small Business loans		557	550
Total Mortgage loans		1,072	1,156
Total loans		6,877	7,150
Total Other assets		581	526
Total Loans Exposure to Hellenic Republic		7,458	7,676
Allowance for loan losses to Hellenic Republic		0	0
Allowance for loan losses to public sector entities		(108)	(80)
Allowance for Corporate and Small Business loan losses		0	0
Allowance for Mortgage loan losses		0	0
Allowance for Total loan losses		(108)	(80)
Allowance For Other Assets Losses		(60)	(15)
Total Allowance for loan losses Exposure to Hellenic Republic		(168)	(95)
Roll Forward Of Impairment Loans
Opening balance as of January 1,		21,240	20,677
Impaired loans in the period		6,406	3,649
Loans transferred to non-impaired status		(1,138)	(2,566)
Impaired loans paid-off		(1,590)	(448)
Sale of impaired loans		(1)	(25)
Impaired loans written-off		(44)	(39)
Foreign exchange differences		(12)	(8)
Closing balance as of December 31,		24,861	21,240		20,677
Consumer loans
Allowance for loan Losses
Balance at beginning of year		4,199	3,599		3,158
Provision for loan losses		1,042	640		485
Write-offs		(109)	(49)		(58)
Recoveries		9	8		14
Net write-offs		(100)	(41)		(44)
Sale of impaired loans		0	0		0
Translation differences		(4)	1		0
Allowance at end of year		5,137	4,199		3,599
Commercial loans
Allowance for loan Losses
Balance at beginning of year		4,593	3,539		3,492
Provision for loan losses		2,256	1,195		148
Write-offs		(217)	(96)		(114)
Recoveries		0	1		20
Net write-offs		(217)	(95)		(94)
Sale of impaired loans		0	(25)		0
Translation differences		6	(21)		(7)
Allowance at end of year		6,638	4,593		€ 3,539
Greek residents
Loans: Concentration Of Credit Risk
Unearned income		(80)	(67)
Loans, net of unearned income		47,494	48,235
Less: Allowance for loan losses		(10,799)	(7,788)
Net Loans		36,695	40,447
Greek residents | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		1,715	1,311
Ageing of loan portfolio
Loans		1,715	1,311
Greek residents | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		15,059	14,046
Ageing of loan portfolio
Loans		15,059	14,046
Greek residents | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		16,774	15,357
Ageing of loan portfolio
Loans		16,774	15,357
Greek residents | Current loans
Loans: Concentration Of Credit Risk
Loans	[2]	30,800	32,945
Ageing of loan portfolio
Loans	[2]	30,800	32,945
Greek residents | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Greek residents | Total
Loans: Concentration Of Credit Risk
Loans		47,574	48,302
Ageing of loan portfolio
Loans		47,574	48,302
Greek residents | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		243	305
Ageing of loan portfolio
Loans		243	305
Greek residents | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		19,647	16,605
Ageing of loan portfolio
Loans		19,647	16,605
Greek residents | Industry and mining
Loans: Concentration Of Credit Risk
Loans		5,564	5,217
Ageing of loan portfolio
Loans		5,564	5,217
Greek residents | Small scale industry
Loans: Concentration Of Credit Risk
Loans		1,765	1,929
Ageing of loan portfolio
Loans		1,765	1,929
Credit ratings of commercial loans
Commercial Loans		3,857	3,968
Greek residents | Small scale industry | Satisfactory
Credit ratings of commercial loans
Commercial Loans		659	573
Greek residents | Small scale industry | Watchlist
Credit ratings of commercial loans
Commercial Loans		837	382
Greek residents | Small scale industry | Substandard
Credit ratings of commercial loans
Commercial Loans		2,361	3,013
Greek residents | Small scale industry | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		46	65
Ageing of loan portfolio
Loans		46	65
Greek residents | Small scale industry | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		2,368	2,183
Ageing of loan portfolio
Loans		2,368	2,183
Greek residents | Small scale industry | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		2,414	2,248
Ageing of loan portfolio
Loans		2,414	2,248
Greek residents | Small scale industry | Current loans
Loans: Concentration Of Credit Risk
Loans	[2]	1,443	1,719
Ageing of loan portfolio
Loans	[2]	1,443	1,719
Greek residents | Small scale industry | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Greek residents | Small scale industry | Total
Loans: Concentration Of Credit Risk
Loans		3,857	3,967
Ageing of loan portfolio
Loans		3,857	3,967
Greek residents | Small scale industry | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Greek residents | Small scale industry | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		2,623	2,491
Ageing of loan portfolio
Loans		2,623	2,491
Greek residents | Trade
Loans: Concentration Of Credit Risk
Loans		7,559	7,425
Ageing of loan portfolio
Loans		7,559	7,425
Greek residents | Construction
Loans: Concentration Of Credit Risk
Loans		1,061	1,098
Ageing of loan portfolio
Loans		1,061	1,098
Greek residents | Tourism
Loans: Concentration Of Credit Risk
Loans		451	607
Ageing of loan portfolio
Loans		451	607
Greek residents | Shiping and transportation
Loans: Concentration Of Credit Risk
Loans		2,556	2,437
Ageing of loan portfolio
Loans		2,556	2,437
Greek residents | Commercial mortgages
Loans: Concentration Of Credit Risk
Loans		759	529
Ageing of loan portfolio
Loans		759	529
Greek residents | Public sector
Loans: Concentration Of Credit Risk
Loans		5,218	5,390
Ageing of loan portfolio
Loans		5,218	5,390
Greek residents | Other commercial
Loans: Concentration Of Credit Risk
Loans		574	600
Ageing of loan portfolio
Loans		574	600
Credit ratings of commercial loans
Commercial Loans		21,650	21,264
Greek residents | Other commercial | Satisfactory
Credit ratings of commercial loans
Commercial Loans		12,884	7,555
Greek residents | Other commercial | Watchlist
Credit ratings of commercial loans
Commercial Loans		4,269	9,777
Greek residents | Other commercial | Substandard
Credit ratings of commercial loans
Commercial Loans		4,497	3,932
Greek residents | Other commercial | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		910	277
Ageing of loan portfolio
Loans		910	277
Greek residents | Other commercial | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		4,117	3,619
Ageing of loan portfolio
Loans		4,117	3,619
Greek residents | Other commercial | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		5,027	3,896
Ageing of loan portfolio
Loans		5,027	3,896
Greek residents | Other commercial | Current loans
Loans: Concentration Of Credit Risk
Loans	[2]	16,623	17,369
Ageing of loan portfolio
Loans	[2]	16,623	17,369
Greek residents | Other commercial | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Greek residents | Other commercial | Total
Loans: Concentration Of Credit Risk
Loans		21,650	21,265
Ageing of loan portfolio
Loans		21,650	21,265
Greek residents | Other commercial | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		34	40
Ageing of loan portfolio
Loans		34	40
Greek residents | Other commercial | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		4,951	4,410
Ageing of loan portfolio
Loans		4,951	4,410
Greek residents | Total commercial
Loans: Concentration Of Credit Risk
Loans		25,507	25,232
Ageing of loan portfolio
Loans		25,507	25,232
Credit ratings of commercial loans
Commercial Loans		25,507	25,232
Greek residents | Total commercial | Satisfactory
Credit ratings of commercial loans
Commercial Loans		13,543	8,128
Greek residents | Total commercial | Watchlist
Credit ratings of commercial loans
Commercial Loans		5,106	10,159
Greek residents | Total commercial | Substandard
Credit ratings of commercial loans
Commercial Loans		6,858	6,945
Greek residents | Residential mortgages
Loans: Concentration Of Credit Risk
Loans		16,664	17,458
Ageing of loan portfolio
Loans		16,664	17,458
Greek residents | Residential mortgages | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		618	779
Ageing of loan portfolio
Loans		618	779
Greek residents | Residential mortgages | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		5,444	5,227
Ageing of loan portfolio
Loans		5,444	5,227
Greek residents | Residential mortgages | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		6,062	6,006
Ageing of loan portfolio
Loans		6,062	6,006
Greek residents | Residential mortgages | Current loans
Loans: Concentration Of Credit Risk
Loans	[2]	10,602	11,452
Ageing of loan portfolio
Loans	[2]	10,602	11,452
Greek residents | Residential mortgages | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Greek residents | Residential mortgages | Total
Loans: Concentration Of Credit Risk
Loans		16,664	17,458
Ageing of loan portfolio
Loans		16,664	17,458
Greek residents | Residential mortgages | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		159	257
Ageing of loan portfolio
Loans		159	257
Greek residents | Residential mortgages | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		8,246	6,346
Ageing of loan portfolio
Loans		8,246	6,346
Greek residents | Credit card
Loans: Concentration Of Credit Risk
Loans		1,244	1,317
Ageing of loan portfolio
Loans		1,244	1,317
Greek residents | Credit card | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		20	27
Ageing of loan portfolio
Loans		20	27
Greek residents | Credit card | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		705	728
Ageing of loan portfolio
Loans		705	728
Greek residents | Credit card | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		725	755
Ageing of loan portfolio
Loans		725	755
Greek residents | Credit card | Current loans
Loans: Concentration Of Credit Risk
Loans	[2]	519	562
Ageing of loan portfolio
Loans	[2]	519	562
Greek residents | Credit card | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Greek residents | Credit card | Total
Loans: Concentration Of Credit Risk
Loans		1,244	1,317
Ageing of loan portfolio
Loans		1,244	1,317
Greek residents | Credit card | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		50	8
Ageing of loan portfolio
Loans		50	8
Greek residents | Credit card | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		655	720
Ageing of loan portfolio
Loans		655	720
Greek residents | Auto financing
Loans: Concentration Of Credit Risk
Loans		64	88
Ageing of loan portfolio
Loans		64	88
Greek residents | Other consumer
Loans: Concentration Of Credit Risk
Loans		4,095	4,207
Ageing of loan portfolio
Loans		4,095	4,207
Greek residents | Other consumer | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		121	163
Ageing of loan portfolio
Loans		121	163
Greek residents | Other consumer | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		2,425	2,289
Ageing of loan portfolio
Loans		2,425	2,289
Greek residents | Other consumer | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		2,546	2,452
Ageing of loan portfolio
Loans		2,546	2,452
Greek residents | Other consumer | Current loans
Loans: Concentration Of Credit Risk
Loans	[2]	1,613	1,843
Ageing of loan portfolio
Loans	[2]	1,613	1,843
Greek residents | Other consumer | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Greek residents | Other consumer | Total
Loans: Concentration Of Credit Risk
Loans		4,159	4,295
Ageing of loan portfolio
Loans		4,159	4,295
Greek residents | Other consumer | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Greek residents | Other consumer | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		3,172	2,638
Ageing of loan portfolio
Loans		3,172	2,638
Greek residents | Total consumer
Loans: Concentration Of Credit Risk
Loans		22,067	23,070
Ageing of loan portfolio
Loans		22,067	23,070
Greek residents | Total consumer | Total commercial
Loans: Concentration Of Credit Risk
Loans		47,574	48,302
Ageing of loan portfolio
Loans		47,574	48,302
Foreign
Loans: Concentration Of Credit Risk
Unearned income		(19)	(18)
Loans, net of unearned income		7,502	7,833
Less: Allowance for loan losses		(976)	(1,004)
Net Loans		6,526	6,829
Foreign | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		221	272
Ageing of loan portfolio
Loans		221	272
Foreign | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		1,772	1,922
Ageing of loan portfolio
Loans		1,772	1,922
Foreign | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		1,993	2,194
Ageing of loan portfolio
Loans		1,993	2,194
Foreign | Current loans
Loans: Concentration Of Credit Risk
Loans	[2]	5,528	5,657
Ageing of loan portfolio
Loans	[2]	5,528	5,657
Foreign | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Foreign | Total
Loans: Concentration Of Credit Risk
Loans		7,521	7,851
Ageing of loan portfolio
Loans		7,521	7,851
Foreign | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		2	2
Ageing of loan portfolio
Loans		2	2
Foreign | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		2,205	2,226
Ageing of loan portfolio
Loans		2,205	2,226
Foreign | Industry and mining
Loans: Concentration Of Credit Risk
Loans		783	758
Ageing of loan portfolio
Loans		783	758
Foreign | Small scale industry
Loans: Concentration Of Credit Risk
Loans		413	377
Ageing of loan portfolio
Loans		413	377
Credit ratings of commercial loans
Commercial Loans		1,393	1,102
Foreign | Small scale industry | Satisfactory
Credit ratings of commercial loans
Commercial Loans		826	603
Foreign | Small scale industry | Watchlist
Credit ratings of commercial loans
Commercial Loans		101	181
Foreign | Small scale industry | Substandard
Credit ratings of commercial loans
Commercial Loans		466	318
Foreign | Small scale industry | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		35	30
Ageing of loan portfolio
Loans		35	30
Foreign | Small scale industry | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		537	448
Ageing of loan portfolio
Loans		537	448
Foreign | Small scale industry | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		572	478
Ageing of loan portfolio
Loans		572	478
Foreign | Small scale industry | Current loans
Loans: Concentration Of Credit Risk
Loans	[2]	821	624
Ageing of loan portfolio
Loans	[2]	821	624
Foreign | Small scale industry | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Foreign | Small scale industry | Total
Loans: Concentration Of Credit Risk
Loans		1,393	1,102
Ageing of loan portfolio
Loans		1,393	1,102
Foreign | Small scale industry | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Foreign | Small scale industry | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		675	475
Ageing of loan portfolio
Loans		675	475
Foreign | Trade
Loans: Concentration Of Credit Risk
Loans		927	1,015
Ageing of loan portfolio
Loans		927	1,015
Foreign | Construction
Loans: Concentration Of Credit Risk
Loans		985	1,079
Ageing of loan portfolio
Loans		985	1,079
Foreign | Tourism
Loans: Concentration Of Credit Risk
Loans		144	128
Ageing of loan portfolio
Loans		144	128
Foreign | Shiping and transportation
Loans: Concentration Of Credit Risk
Loans		270	312
Ageing of loan portfolio
Loans		270	312
Foreign | Commercial mortgages
Loans: Concentration Of Credit Risk
Loans		212	228
Ageing of loan portfolio
Loans		212	228
Foreign | Public sector
Loans: Concentration Of Credit Risk
Loans		106	174
Ageing of loan portfolio
Loans		106	174
Foreign | Other commercial
Loans: Concentration Of Credit Risk
Loans		601	665
Ageing of loan portfolio
Loans		601	665
Credit ratings of commercial loans
Commercial Loans		3,048	3,634
Foreign | Other commercial | Satisfactory
Credit ratings of commercial loans
Commercial Loans		1,793	2,422
Foreign | Other commercial | Watchlist
Credit ratings of commercial loans
Commercial Loans		598	539
Foreign | Other commercial | Substandard
Credit ratings of commercial loans
Commercial Loans		657	673
Foreign | Other commercial | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		65	107
Ageing of loan portfolio
Loans		65	107
Foreign | Other commercial | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		829	1,009
Ageing of loan portfolio
Loans		829	1,009
Foreign | Other commercial | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		894	1,116
Ageing of loan portfolio
Loans		894	1,116
Foreign | Other commercial | Current loans
Loans: Concentration Of Credit Risk
Loans	[2]	2,154	2,517
Ageing of loan portfolio
Loans	[2]	2,154	2,517
Foreign | Other commercial | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Foreign | Other commercial | Total
Loans: Concentration Of Credit Risk
Loans		3,048	3,633
Ageing of loan portfolio
Loans		3,048	3,633
Foreign | Other commercial | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		1	0
Ageing of loan portfolio
Loans		1	0
Foreign | Other commercial | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		971	1,229
Ageing of loan portfolio
Loans		971	1,229
Foreign | Total commercial
Loans: Concentration Of Credit Risk
Loans		4,441	4,736
Ageing of loan portfolio
Loans		4,441	4,736
Credit ratings of commercial loans
Commercial Loans		4,441	4,736
Foreign | Total commercial | Satisfactory
Credit ratings of commercial loans
Commercial Loans		2,619	3,025
Foreign | Total commercial | Watchlist
Credit ratings of commercial loans
Commercial Loans		699	720
Foreign | Total commercial | Substandard
Credit ratings of commercial loans
Commercial Loans		1,123	991
Foreign | Residential mortgages
Loans: Concentration Of Credit Risk
Loans		1,593	1,631
Ageing of loan portfolio
Loans		1,593	1,631
Foreign | Residential mortgages | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		77	91
Ageing of loan portfolio
Loans		77	91
Foreign | Residential mortgages | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		188	206
Ageing of loan portfolio
Loans		188	206
Foreign | Residential mortgages | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		265	297
Ageing of loan portfolio
Loans		265	297
Foreign | Residential mortgages | Current loans
Loans: Concentration Of Credit Risk
Loans	[2]	1,328	1,334
Ageing of loan portfolio
Loans	[2]	1,328	1,334
Foreign | Residential mortgages | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Foreign | Residential mortgages | Total
Loans: Concentration Of Credit Risk
Loans		1,593	1,631
Ageing of loan portfolio
Loans		1,593	1,631
Foreign | Residential mortgages | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		0	2
Ageing of loan portfolio
Loans		0	2
Foreign | Residential mortgages | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		270	242
Ageing of loan portfolio
Loans		270	242
Foreign | Credit card
Loans: Concentration Of Credit Risk
Loans		157	162
Ageing of loan portfolio
Loans		157	162
Foreign | Credit card | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		2	2
Ageing of loan portfolio
Loans		2	2
Foreign | Credit card | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		15	18
Ageing of loan portfolio
Loans		15	18
Foreign | Credit card | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		17	20
Ageing of loan portfolio
Loans		17	20
Foreign | Credit card | Current loans
Loans: Concentration Of Credit Risk
Loans	[2]	140	142
Ageing of loan portfolio
Loans	[2]	140	142
Foreign | Credit card | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Foreign | Credit card | Total
Loans: Concentration Of Credit Risk
Loans		157	162
Ageing of loan portfolio
Loans		157	162
Foreign | Credit card | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Foreign | Credit card | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		15	18
Ageing of loan portfolio
Loans		15	18
Foreign | Auto financing
Loans: Concentration Of Credit Risk
Loans		21	23
Ageing of loan portfolio
Loans		21	23
Foreign | Other consumer
Loans: Concentration Of Credit Risk
Loans		1,309	1,299
Ageing of loan portfolio
Loans		1,309	1,299
Foreign | Other consumer | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		42	42
Ageing of loan portfolio
Loans		42	42
Foreign | Other consumer | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		203	241
Ageing of loan portfolio
Loans		203	241
Foreign | Other consumer | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		245	283
Ageing of loan portfolio
Loans		245	283
Foreign | Other consumer | Current loans
Loans: Concentration Of Credit Risk
Loans	[2]	1,085	1,040
Ageing of loan portfolio
Loans	[2]	1,085	1,040
Foreign | Other consumer | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Foreign | Other consumer | Total
Loans: Concentration Of Credit Risk
Loans		1,330	1,323
Ageing of loan portfolio
Loans		1,330	1,323
Foreign | Other consumer | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		1	0
Ageing of loan portfolio
Loans		1	0
Foreign | Other consumer | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		274	262
Ageing of loan portfolio
Loans		274	262
Foreign | Total consumer
Loans: Concentration Of Credit Risk
Loans		3,080	3,115
Ageing of loan portfolio
Loans		3,080	3,115
Foreign | Total consumer | Total commercial
Loans: Concentration Of Credit Risk
Loans		7,521	7,851
Ageing of loan portfolio
Loans		7,521	7,851
Total
Loans: Concentration Of Credit Risk
Unearned income		(99)	(85)
Loans, net of unearned income		54,996	56,068
Less: Allowance for loan losses		(11,775)	(8,792)
Net Loans		43,221	47,276
Total | Past due 31-90 days
Loans: Concentration Of Credit Risk
Loans		1,936	1,583
Ageing of loan portfolio
Loans		1,936	1,583
Total | Past due greater than 90 days
Loans: Concentration Of Credit Risk
Loans		16,831	15,968
Ageing of loan portfolio
Loans		16,831	15,968
Total | Total Past due loans
Loans: Concentration Of Credit Risk
Loans		18,767	17,551
Ageing of loan portfolio
Loans		18,767	17,551
Total | Current loans
Loans: Concentration Of Credit Risk
Loans	[2]	36,328	38,602
Ageing of loan portfolio
Loans	[2]	36,328	38,602
Total | Loans measured at Fair value
Loans: Concentration Of Credit Risk
Loans		0	0
Ageing of loan portfolio
Loans		0	0
Total | Total
Loans: Concentration Of Credit Risk
Loans		55,095	56,153
Ageing of loan portfolio
Loans		55,095	56,153
Total | of which 90 days and accruing loans
Loans: Concentration Of Credit Risk
Loans		245	307
Ageing of loan portfolio
Loans		245	307
Total | of which Non accruing loans
Loans: Concentration Of Credit Risk
Loans		21,852	18,831
Ageing of loan portfolio
Loans		21,852	18,831
Total | Industry and mining
Loans: Concentration Of Credit Risk
Loans		6,347	5,975
Ageing of loan portfolio
Loans		6,347	5,975
Total | Small scale industry
Loans: Concentration Of Credit Risk
Loans		2,178	2,306
Ageing of loan portfolio
Loans		2,178	2,306
Credit ratings of commercial loans
Commercial Loans		5,250	5,070
Total | Trade
Loans: Concentration Of Credit Risk
Loans		8,486	8,440
Ageing of loan portfolio
Loans		8,486	8,440
Total | Construction
Loans: Concentration Of Credit Risk
Loans		2,046	2,177
Ageing of loan portfolio
Loans		2,046	2,177
Total | Tourism
Loans: Concentration Of Credit Risk
Loans		595	735
Ageing of loan portfolio
Loans		595	735
Total | Shiping and transportation
Loans: Concentration Of Credit Risk
Loans		2,826	2,749
Ageing of loan portfolio
Loans		2,826	2,749
Total | Commercial mortgages
Loans: Concentration Of Credit Risk
Loans		971	757
Ageing of loan portfolio
Loans		971	757
Total | Public sector
Loans: Concentration Of Credit Risk
Loans		5,324	5,564
Ageing of loan portfolio
Loans		5,324	5,564
Total | Other commercial
Loans: Concentration Of Credit Risk
Loans		1,175	1,265
Ageing of loan portfolio
Loans		1,175	1,265
Credit ratings of commercial loans
Commercial Loans		24,698	24,898
Total | Total commercial
Loans: Concentration Of Credit Risk
Loans		29,948	29,968
Ageing of loan portfolio
Loans		29,948	29,968
Credit ratings of commercial loans
Commercial Loans		29,948	29,968
Total | Residential mortgages
Loans: Concentration Of Credit Risk
Loans		18,257	19,089
Ageing of loan portfolio
Loans		18,257	19,089
Total | Credit card
Loans: Concentration Of Credit Risk
Loans		1,401	1,479
Ageing of loan portfolio
Loans		1,401	1,479
Total | Auto financing
Loans: Concentration Of Credit Risk
Loans		85	111
Ageing of loan portfolio
Loans		85	111
Total | Other consumer
Loans: Concentration Of Credit Risk
Loans		5,404	5,506
Ageing of loan portfolio
Loans		5,404	5,506
Total | Total consumer
Loans: Concentration Of Credit Risk
Loans		25,147	26,185
Ageing of loan portfolio
Loans		25,147	26,185
Total | Total consumer | Total commercial
Loans: Concentration Of Credit Risk
Loans		55,095	56,153
Ageing of loan portfolio
Loans		€ 55,095	€ 56,153

[1]	Restated
[2]	(1) loans less than 30 days past due are included in current loans